JPMorgan Hedged Equity Laddered Overlay ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 100.6%
Aerospace & Defense — 2.4%
Howmet Aerospace, Inc.	161,844	29,094,696
RTX Corp.	133,015	20,959,174
Textron, Inc.	85,000	6,610,450
TransDigm Group, Inc.	12,277	19,747,063
		76,411,383
Air Freight & Logistics — 0.5%
FedEx Corp.	35,416	7,915,122
United Parcel Service, Inc., Class B	108,770	9,371,623
		17,286,745
Automobile Components — 0.1%
Aptiv plc (Jersey) *	39,530	2,713,339
Automobiles — 1.5%
Tesla, Inc. * (a)	160,888	49,596,944
Banks — 3.6%
Bank of America Corp.	853,992	40,368,202
Citigroup, Inc.	131,818	12,351,346
Fifth Third Bancorp	297,916	12,384,368
Truist Financial Corp.	130,566	5,707,040
US Bancorp	223,343	10,041,501
Wells Fargo & Co. (a)	441,147	35,569,683
		116,422,140
Beverages — 1.8%
Coca-Cola Co. (The)	240,462	16,324,965
Keurig Dr Pepper, Inc.	506,162	16,526,189
PepsiCo, Inc. (a)	181,379	25,015,792
		57,866,946
Biotechnology — 1.9%
AbbVie, Inc. (a)	193,346	36,546,261
Neurocrine Biosciences, Inc. *	18,866	2,419,187
Regeneron Pharmaceuticals, Inc.	19,782	10,790,290
Vertex Pharmaceuticals, Inc. *	26,914	12,296,199
		62,051,937
Broadline Retail — 4.6%
Amazon.com, Inc. * (a)	642,290	150,366,512
Building Products — 1.6%
Carrier Global Corp.	262,531	18,014,877
Masco Corp.	105,287	7,173,203
Trane Technologies plc	58,657	25,696,459
		50,884,539
Capital Markets — 2.3%
Ameriprise Financial, Inc.	28,411	14,722,296
Charles Schwab Corp. (The)	294,880	28,818,622
CME Group, Inc.	58,230	16,204,244
MSCI, Inc.	6,185	3,472,012

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Raymond James Financial, Inc.	29,648	4,955,070
State Street Corp.	63,930	7,144,178
		75,316,422
Chemicals — 1.3%
Linde plc	52,290	24,066,995
LyondellBasell Industries NV, Class A	83,507	4,837,561
PPG Industries, Inc.	68,384	7,214,512
Sherwin-Williams Co. (The)	14,185	4,693,533
		40,812,601
Communications Equipment — 0.4%
Arista Networks, Inc. *	78,387	9,658,846
Motorola Solutions, Inc.	10,024	4,400,336
		14,059,182
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	9,491	5,456,186
Vulcan Materials Co.	24,288	6,671,185
		12,127,371
Consumer Finance — 0.8%
American Express Co.	37,005	11,075,967
Capital One Financial Corp.	67,510	14,514,650
		25,590,617
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc.	335,461	32,868,469
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	505,003	13,842,132
Electric Utilities — 1.9%
Entergy Corp.	26,416	2,388,799
NextEra Energy, Inc. (a)	348,207	24,743,589
NRG Energy, Inc.	13,221	2,210,551
PG&E Corp.	370,904	5,200,074
Southern Co. (The) (a)	292,912	27,674,326
		62,217,339
Electrical Equipment — 0.9%
Eaton Corp. plc	38,206	14,698,612
Emerson Electric Co.	45,133	6,567,303
GE Vernova, Inc.	12,538	8,278,716
		29,544,631
Energy Equipment & Services — 0.3%
Baker Hughes Co.	193,943	8,737,132
Entertainment — 1.3%
Netflix, Inc. *	18,385	21,315,569

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The)	162,622	19,369,906
Warner Music Group Corp., Class A	100,380	2,937,119
		43,622,594
Financial Services — 6.0%
Apollo Global Management, Inc.	60,046	8,725,885
Berkshire Hathaway, Inc., Class B * (a)	98,744	46,595,319
Corpay, Inc. *	43,234	13,966,744
Fidelity National Information Services, Inc.	195,320	15,510,361
Mastercard, Inc., Class A (a)	97,950	55,485,736
Toast, Inc., Class A *	115,392	5,635,745
Visa, Inc., Class A (a)	141,905	49,023,920
WEX, Inc. *	8,295	1,407,496
		196,351,206
Food Products — 0.6%
Mondelez International, Inc., Class A (a)	306,663	19,838,029
Ground Transportation — 0.3%
Uber Technologies, Inc. *	109,061	9,570,103
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	54,542	1,186,834
Boston Scientific Corp. * (a)	186,647	19,583,003
Edwards Lifesciences Corp. *	128,455	10,187,766
Medtronic plc	198,315	17,895,945
Stryker Corp.	59,886	23,519,029
Zimmer Biomet Holdings, Inc.	12,095	1,108,507
		73,481,084
Health Care Providers & Services — 1.4%
Cigna Group (The)	44,873	11,998,143
HCA Healthcare, Inc.	9,875	3,495,651
Humana, Inc.	27,137	6,780,722
McKesson Corp.	7,961	5,521,272
UnitedHealth Group, Inc. (a)	76,392	19,064,388
		46,860,176
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	15,343	1,172,666
Ventas, Inc.	222,701	14,961,053
Welltower, Inc.	63,073	10,411,460
		26,545,179
Hotels, Restaurants & Leisure — 3.5%
Booking Holdings, Inc.	1,963	10,804,470
Carnival Corp. *	356,174	10,603,300
Chipotle Mexican Grill, Inc., Class A *	345,486	14,814,440
DoorDash, Inc., Class A *	27,740	6,941,935
Expedia Group, Inc.	51,515	9,284,033
Hilton Worldwide Holdings, Inc.	67,388	18,065,375

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp. (a)	95,862	28,765,310
Yum! Brands, Inc.	107,055	15,431,978
		114,710,841
Household Durables — 0.1%
Lennar Corp., Class A	29,897	3,353,845
Household Products — 0.1%
Church & Dwight Co., Inc.	44,262	4,150,448
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	77,443	16,149,963
Industrial Conglomerates — 0.7%
3M Co.	140,035	20,896,023
Industrial REITs — 0.3%
Prologis, Inc.	84,073	8,977,315
Insurance — 1.7%
Aon plc, Class A	38,398	13,658,553
Arthur J Gallagher & Co.	62,612	17,985,297
Progressive Corp. (The)	91,573	22,164,329
		53,808,179
Interactive Media & Services — 7.0%
Alphabet, Inc., Class A (a)	359,129	68,916,855
Alphabet, Inc., Class C (a)	204,023	39,347,876
Meta Platforms, Inc., Class A (a)	155,486	120,259,092
		228,523,823
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	188,335	13,514,920
Life Sciences Tools & Services — 0.7%
Danaher Corp.	55,085	10,860,558
Thermo Fisher Scientific, Inc. (a)	26,216	12,260,699
		23,121,257
Machinery — 1.5%
Deere & Co. (a)	38,332	20,100,151
Ingersoll Rand, Inc.	67,499	5,712,441
Otis Worldwide Corp.	176,615	15,134,139
PACCAR, Inc.	82,850	8,182,266
		49,128,997
Media — 0.8%
Charter Communications, Inc., Class A *	28,455	7,664,639
Comcast Corp., Class A (a)	482,213	16,023,938
Omnicom Group, Inc.	11,894	856,962
		24,545,539

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	126,304	5,082,473
Nucor Corp.	22,119	3,164,565
		8,247,038
Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	54,699	8,294,556
ConocoPhillips	152,641	14,552,793
Diamondback Energy, Inc.	47,303	7,032,064
EOG Resources, Inc. (a)	166,580	19,992,932
Exxon Mobil Corp. (a)	367,048	40,977,239
		90,849,584
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	107,891	5,740,880
Personal Care Products — 0.2%
Kenvue, Inc.	240,894	5,164,767
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	358,503	15,526,765
Eli Lilly & Co. (a)	40,827	30,214,838
Johnson & Johnson (a)	196,997	32,453,286
Merck & Co., Inc.	54,126	4,228,323
		82,423,212
Professional Services — 0.4%
Leidos Holdings, Inc.	74,251	11,854,172
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	77,511	4,644,459
Semiconductors & Semiconductor Equipment — 14.3%
Analog Devices, Inc. (a)	103,935	23,346,919
Broadcom, Inc. (a)	283,260	83,193,462
Lam Research Corp.	258,065	24,474,885
Micron Technology, Inc.	144,308	15,749,775
NVIDIA Corp. (a)	1,566,549	278,642,071
NXP Semiconductors NV (Netherlands) (a)	91,785	19,620,879
Texas Instruments, Inc. (a)	115,430	20,899,756
		465,927,747
Software — 12.2%
Cadence Design Systems, Inc. *	29,874	10,891,164
Crowdstrike Holdings, Inc., Class A *	5,312	2,414,676
Intuit, Inc.	15,594	12,243,317
Microsoft Corp. (a)	509,117	271,613,920
Oracle Corp.	156,204	39,639,889
Palantir Technologies, Inc., Class A *	76,213	12,068,329
Salesforce, Inc. (a)	97,455	25,175,550
ServiceNow, Inc. *	24,676	23,272,429
		397,319,274

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — 0.6%
Equinix, Inc.	14,221	11,165,902
SBA Communications Corp.	43,019	9,667,230
		20,833,132
Specialty Retail — 1.8%
AutoZone, Inc. *	1,159	4,367,552
Burlington Stores, Inc. *	37,010	10,102,250
Lowe's Cos., Inc. (a)	130,877	29,260,171
Ross Stores, Inc.	116,589	15,919,062
		59,649,035
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc. (a)	913,283	189,570,152
Seagate Technology Holdings plc	126,051	19,791,268
Western Digital Corp.	21,981	1,729,685
		211,091,105
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	70,619	5,274,533
Tobacco — 0.6%
Altria Group, Inc.	103,236	6,394,438
Philip Morris International, Inc.	86,950	14,264,147
		20,658,585
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	5,866	5,179,326
Total Common Stocks (Cost $2,925,052,397)		3,270,722,751
	NO. OF CONTRACTS
Options Purchased — 0.7%
Put Options Purchased — 0.7%
SPDR S&P 500 ETF Trust
8/29/2025 at USD 558.00, American Style
Notional Amount: USD 1,133,382,648
Counterparty: Exchange-Traded *	17,931	1,398,618
SPDR S&P 500 ETF Trust
9/30/2025 at USD 585.00, American Style
Notional Amount: USD 1,133,382,648
Counterparty: Exchange-Traded *	17,931	7,620,675
SPDR S&P 500 ETF Trust
10/31/2025 at USD 599.00, American Style
Notional Amount: USD 1,023,969,600
Counterparty: Exchange-Traded *	16,200	14,199,300
Total Put Options Purchased (Cost $47,524,630)		23,218,593

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (b) (c) (Cost $13,003,016)	13,003,016	13,003,016
Total Investments — 101.7% (Cost $2,985,580,043)		3,306,944,360
Liabilities in Excess of Other Assets — (1.7)%		(56,681,451)
NET ASSETS — 100.0%		3,250,262,909

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.
Written Call Options Contracts as of July 31, 2025

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	17,931	USD 1,133,382,648	USD 619.00	8/29/2025	(37,332,342)
SPDR S&P 500 ETF Trust	Exchange-Traded	17,931	USD 1,133,382,648	USD 648.00	9/30/2025	(12,533,769)
SPDR S&P 500 ETF Trust	Exchange-Traded	16,200	USD 1,023,969,600	USD 660.00	10/31/2025	(11,129,400)
						(60,995,511)
Written Put Options Contracts as of July 31, 2025

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	17,931	USD 1,133,382,648	USD 470.00	8/29/2025	(376,551)
SPDR S&P 500 ETF Trust	Exchange-Traded	17,931	USD 1,133,382,648	USD 495.00	9/30/2025	(1,595,859)
SPDR S&P 500 ETF Trust	Exchange-Traded	16,200	USD 1,023,969,600	USD 505.00	10/31/2025	(3,215,700)
						(5,188,110)
Total Written Options Contracts (Premiums Received $46,239,678)						(66,183,621)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,306,944,360	$—	$—	$3,306,944,360
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(60,995,511)	—	—	(60,995,511)
Put Options Written	(5,188,110)	—	—	(5,188,110)
Total Depreciation in Other Financial Instruments	$(66,183,621)	$—	$—	$(66,183,621)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	$3,197,539	$122,354,870	$112,549,393	$—	$—	$13,003,016	13,003,016	$306,126	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.